Intangible assets, Net (Tables)	12 Months Ended
Aug. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets net
	As of August 31,
	2020	2021	2021
	RMB	RMB	US$
Customer relationship	71,180	-	-
Trademark	111,450	-	-
Student base	2,390	-	-
License	23,600	-	-
Franchise agreements	9,420	-	-
Technology and system	127,600	-	-
	345,640	-	-
Less: accumulated amortization	(67,687)	-	-
Intangible assets, net	277,953	-	-